Fair Value Measurements - Schedule of Fair Value Measurements, Recurring and Nonrecurring (Details) - Asset Held In Trust [Member] - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in Trust Account	$ 36,466,121	$ 309,790,455
Level [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in Trust Account	$ 1	$ 1